CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 2,614,727	$ 36,042,090
Accounts receivable (Note 5)	5,175,670	3,579,271
Biological assets (Note 6)	980,757	1,088,528
Inventory (Note 7)	21,412,731	6,772,525
Prepaid expenses	1,233,357	1,326,780
Due from related parties (Note 11)	13,895,221	14,973,749
Total current assets	45,312,463	63,782,943
Plant and equipment (Note 8)	25,922,532	16,965,989
Plant under construction	18,565,940	10,310,229
Deposits on materials and equipment	619,067	981,832
Refundable deposits	196,391	2,196,391
Intangible assets (Note 9)	90,529,605	86,612,636
Right of use assets (Note 19)	4,363,577	0
Goodwill	169,323	169,323
Long-term investment	179,390	282,509
Investment in joint venture (Note 10)	71,251,893	25,660,842
Total non-current assets	211,797,718	143,179,751
TOTAL ASSETS	257,110,181	206,962,694
Current liabilities
Accounts payable and accrued liabilities	12,208,468	9,634,464
Current portion of long-term debt	0	2,503,064
Deferred payment	10,094,520	22,226,565
Payable to joint venture (Note 10)	16,810,000	0
Due to related parties (Note 11)	10,400,227	1,806,393
Total current liabilities	49,513,215	36,170,486
Deferred income tax liability	293,886	293,886
Lease liability (Note 19)	4,613,973	0
TOTAL LIABILITIES	54,421,074	36,464,372
SHAREHOLDERS' EQUITY
Share capital (Note 12)	230,187,171	204,791,733
Warrants (Note 13)	4,360,000	4,360,000
Contributed surplus	20,496,390	14,202,536
Accumulated deficit	(56,773,926)	(52,855,947)
TOTAL SHAREHOLDERS' EQUITY	198,269,635	170,498,322
Non-controlling interest	4,419,472	0
TOTAL LIABILITIES AND EQUITY	$ 257,110,181	$ 206,962,694